Loans and other liabilities - Movement in liabilities deriving from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Long-term Loans and other
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 234,340	$ 226,525
Changes from financing cash flows:
Receipt of long-term loans and other long-term liabilities	50,000	9,052
Repayment of borrowings and lease liabilities	(19,734)	(9,258)
Change in short-term loans	(15,998)	6,071
Other changes	2,921	1,950
Ending balance	251,529	234,340
Debentures
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	423,700	455,474
Changes from financing cash flows:
Repayment of borrowings and lease liabilities	(433,799)	(61,705)
Other changes	10,099	29,931
Ending balance		423,700
Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,174,016	857,326
Changes from financing cash flows:
Repayment of borrowings and lease liabilities	(737,780)	(265,262)
Additional leases	1,779,748	447,647
Modifications	863,999	134,777
Other changes	(8,303)	(472)
Ending balance	$ 3,071,680	$ 1,174,016